SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 90,915		$ 918,472		$ 137,096
Accrued VAT expenses	40,842		177,616		40,855
Accrued taxes	1,201,791		1,483,438		1,990,994
Accrued litigation compensation	818,353	[1]	2,116,847	[1],[2]	1,298,495	[2]
Customer deposit	8,722,473		10,172,396		402,339
Customer refund	888,292		856,829		922,784
Other payables	779,153		712,185		897,566
Pension provision	122,039		111,523		185,760
Accrued COGS	162,581		47,969
Other accruals	1,580,317	[3]	1,726,252	[3],[4]	990,280	[4]
Total accrued liabilities and other payables	$ 14,406,756		$ 18,323,527		$ 6,866,169

[1]	The accrued litigation compensation comprises two litigations, including Narain case of $1,298,495 which has been covered by a secured bond paid and issued during the financial year ended December 31, 2024, and Yeah1 case of $818,353, both disclosed under Note 21 Commitments and contingencies – Litigation.
[2]	The accrued litigation compensation for the year ended December 31, 2024 including two litigations, including Narain case of $1,298,495 which has been covered by a secured bond paid and issued during the financial year ended December 31, 2024, and Yeah1 case of $818,352, both disclosed under Note 21 – Contingent and Commitment – Litigation. The accrued litigation compensation for the year ended December 31, 2023 is the Narain case of $1,298,495.
[3]	The other accruals comprise consultancy fee, professional fee, directors fee and general operating expenses.
[4]	The other accruals including consultancy fee, professional fee, directors fee and general operating expenses.